Document and Entity Information	12 Months Ended
Dec. 31, 2014
Entity Registrant Name	eHi Car Services Ltd
Entity Central Index Key	0001517492
Document Type	20-F
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Class A Common Shares
Entity Common Stock, Shares Outstanding	31,033,332
Class B Common Shares
Entity Common Stock, Shares Outstanding	83,345,911
Parent Company
Entity Common Stock, Shares Outstanding	114,379,243